UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2018 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—111.3%
New York—91.6%
$375,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	$374,021
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375	07/01/2026	1,580,144
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	1,363,392
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875	07/01/2041	8,440,732
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2027	344,130
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2028	455,328
550,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2029	623,678
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2030	395,367
350,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2031	393,855
200,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2032	224,486
385,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375	06/01/2023	385,539
1,760,000	Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	1,566,611
315,000	Albany, NY Parking Authority[1]	5.000	07/15/2025	352,791
2,575,000	Amherst, NY Devel. Corp. (Daemen College)[1]	4.000	10/01/2037	2,504,754
2,345,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2043	2,506,758
2,000,000	Amherst, NY Devel. Corp. (Daemen College)[1]	5.000	10/01/2048	2,129,500
1,000,000	Amherst, NY Devel. Corp. Student Hsg. (UBF Faculty-Student Hsg. Corp.)[1]	5.000	10/01/2045	1,116,560
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300	11/01/2033	2,698,214
1,235,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2036	1,386,868
2,750,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.000	07/15/2026	3,121,085
2,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2028	2,528,685
7,500,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2030	8,319,825
78,745,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000	07/15/2042	84,076,036
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375	10/01/2041	1,895,564
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000	10/01/2031	950,571
500,000	Buffalo & Erie County, NY Industrial Land Devel. (CathHS/KMHosp/SOCHOB Obligated Group)[1]	5.250	07/01/2035	544,935
1,500,000	Buffalo & Erie County, NY Industrial Land Devel. (Charter School for Applied Technologies)[1]	4.500	06/01/2027	1,614,690
840,000	Buffalo & Erie County, NY Industrial Land Devel. (Charter School for Applied Technologies)[1]	5.000	06/01/2035	905,680

1        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$140,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000%	10/01/2032	$158,208
150,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000	10/01/2033	168,834
500,000	Buffalo & Erie County, NY Industrial Land Devel. (Global Concepts Charter School)[1,2]	5.000	10/01/2037	554,320
300,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2029	337,950
150,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2030	168,195
210,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2031	234,656
245,000	Buffalo, NY Municipal Water Finance Authority[1]	5.000	07/01/2032	272,504
8,000,000	Build NYC Resource Corp. (Chapin School)[1]	5.000	11/01/2047	9,696,720
880,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2032	995,192
1,500,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2036	1,671,990
4,430,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2047	4,870,741
1,100,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000	07/01/2026	1,223,277
500,000	Build NYC Resource Corp. (New York Methodist Hospital)[1]	5.000	07/01/2030	547,155
1,500,000	Build NYC Resource Corp. (Pratt Paper)[1]	4.500	01/01/2025	1,622,805
3,250,000	Build NYC Resource Corp. (Pratt Paper)[1]	5.000	01/01/2035	3,455,595
860,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	910,895
2,730,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750	11/01/2030	2,655,799
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000	05/01/2040	1,047,870
510,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2030	554,870
540,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2031	584,167
200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2034	215,398
250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2039	267,155
185,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450	09/15/2019	185,588
95,000	Chautauqua, NY Utility District[1]	5.000	06/01/2023	95,138
105,000	Chautauqua, NY Utility District[1]	5.000	06/01/2025	105,129
480,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850	07/01/2023	481,541
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000	07/01/2033	1,517,788
2,335,000	Dutchess County, NY IDA (Marist College)[1]	5.000	07/01/2036	2,585,149
1,255,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2030	1,415,289
2,715,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2035	3,010,501
1,195,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2044	1,286,238

2        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$25,775,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000%	07/01/2046	$27,922,315
650,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.750	07/01/2040	693,829
840,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2034	958,658
840,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2036	951,787
1,205,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2037	1,359,481
2,535,000	Dutchess County, NY Local Devel. Corp. (Vassar College)[1]	5.000	07/01/2042	2,845,664
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.392 [3]	06/01/2027	783,230
1,675,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750	03/01/2030	1,650,059
2,330,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250	06/01/2044	2,333,192
715,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000	02/01/2028	716,809
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.190 [3]	06/01/2055	10,313,444
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.645 [3]	06/01/2060	31,918,080
300,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2025	323,016
55,000	Genesee County, NY IDA (United Memorial Medical Center)[1]	5.000	12/01/2032	55,008
5,495,000	Glen Cove, NY Local Assistance Corp. (Tiegerman School)[1]	5.500	07/01/2044	5,405,541
475,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2029	529,782
1,700,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2029	1,844,517
425,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2030	471,979
390,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2031	430,638
700,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2032	770,735
1,500,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2034	1,610,490
730,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2035	798,613
570,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2036	621,796
650,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2038	703,027
1,250,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2039	1,328,712

3        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000%	07/01/2044	$1,060,850
11,000,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2038	12,340,350
15,705,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2039	17,594,311
39,880,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2042	44,553,936
26,500,000	Hudson Yards, NY Infrastructure Corp.[4]	5.000	02/15/2042	29,605,800
30,750,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2045	34,306,545
13,125,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	14,137,725
21,325,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	23,192,004
2,000,000	Jefferson County, NY Civic Facility Devel. Corp. (Samaritan Medical Center/Samaritan Medical Practice Obligated Group)[1]	5.000	11/01/2037	2,157,280
1,000,000	L.I., NY Power Authority[1]	5.000	09/01/2028	1,170,740
750,000	L.I., NY Power Authority[1]	5.000	09/01/2029	872,917
1,500,000	L.I., NY Power Authority[1]	5.000	09/01/2030	1,735,620
3,405,000	L.I., NY Power Authority[1]	5.000	09/01/2037	3,829,195
14,000,000	L.I., NY Power Authority[1]	5.000	09/01/2042	15,664,040
25,000,000	L.I., NY Power Authority[1]	5.000	09/01/2047	28,053,000
12,925,000	L.I., NY Power Authority[1]	5.000	09/01/2047	14,377,253
29,735,000	L.I., NY Power Authority, Series A1	5.000	09/01/2037	32,200,924
12,315,000	L.I., NY Power Authority, Series A1	5.000	09/01/2039	13,528,274
20,000,000	L.I., NY Power Authority, Series A1	5.000	09/01/2042	21,612,200
14,530,000	L.I., NY Power Authority, Series A1	5.000	09/01/2044	15,928,658
5,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2030	5,718,600
6,280,000	L.I., NY Power Authority, Series B1	5.000	09/01/2035	7,050,619
3,750,000	L.I., NY Power Authority, Series B1	5.000	09/01/2036	4,196,287
12,335,000	L.I., NY Power Authority, Series B1	5.000	09/01/2041	13,657,929
8,760,000	L.I., NY Power Authority, Series B1	5.000	09/01/2046	9,667,536
435,000	Lockport City, NY GO1	5.000	10/15/2020	460,726
455,000	Lockport City, NY GO1	5.000	10/15/2021	492,492
480,000	Lockport City, NY GO1	5.000	10/15/2022	527,539
505,000	Lockport City, NY GO1	5.000	10/15/2023	562,110
530,000	Lockport City, NY GO1	5.000	10/15/2024	594,024
2,270,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500	12/01/2042	2,269,796
5,000,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2046	5,413,850
800,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2027	946,120
1,200,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2028	1,411,116
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2029	1,752,630
2,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2030	2,320,280
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2030	1,131,360
1,500,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2031	1,692,225

4        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,520,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000%	05/01/2031	$1,758,397
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2032	1,156,020
1,000,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2033	1,144,590
1,120,000	Monroe County, NY IDA (Rochester Schools Modernization)[1]	5.000	05/01/2033	1,297,206
180,000	Monroe County, NY IDA (University of Rochester)[1]	5.000	07/01/2028	205,373
2,785,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750	08/01/2028	2,735,622
375,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000	07/01/2034	412,545
890,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)[1]	5.000	01/15/2038	960,559
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	922,275
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250	10/01/2031	546,130
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500	10/01/2041	2,023,062
50,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000	12/01/2037	53,420
2,010,000	Monroe County, NY Industrial Devel. Corp. (Rochester General Hospital)[1]	5.000	12/01/2042	2,132,188
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2029	551,165
1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2044	1,631,579
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.500	06/01/2034	1,081,450
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625	06/01/2026	917,558
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000	06/01/2034	1,628,175
5,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.500	08/15/2040	5,367,950
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750	08/15/2035	16,410,982
1,500,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000	07/01/2032	1,684,875
1,000,000	Monroe County, NY Industrial Devel. Corp. (University of Rochester)[1]	5.000	07/01/2033	1,118,710
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.699 [3]	06/01/2061	19,701,500
802,824	Municipal Assistance Corp. for Troy, NY	5.732 [3]	07/15/2021	751,821
1,218,573	Municipal Assistance Corp. for Troy, NY	5.740 [3]	01/15/2022	1,125,596
4,025,000	Nassau County, NY GO1	5.000	04/01/2030	4,460,304
6,475,000	Nassau County, NY GO1	5.000	04/01/2031	7,157,918

5        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$7,045,000	Nassau County, NY GO1	5.000%	04/01/2032	$7,746,682
6,625,000	Nassau County, NY GO1	5.000	04/01/2037	7,302,870
1,000,000	Nassau County, NY GO1	5.000	01/01/2038	1,097,240
6,965,000	Nassau County, NY GO1	5.000	04/01/2038	7,663,172
3,335,000	Nassau County, NY GO1	5.000	04/01/2040	3,739,102
16,665,000	Nassau County, NY GO1	5.000	04/01/2043	18,627,137
145,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	143,396
2,101,661	Nassau County, NY IDA (Amsterdam at Harborside)[5]	2.000	01/01/2049	357,282
190,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	187,899
215,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	212,622
305,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	302,597
150,000	Nassau County, NY IDA, Series A-A1	6.000	06/01/2021	149,410
240,000	Nassau County, NY IDA, Series A-D1	6.000	06/01/2021	239,057
300,000	Nassau County, NY Local Economic Assistance Corp. (CHSLI / SCOSMC / CHS / SANC / SAR / SJRNC / SJR / VMNRC / CHFTEH / VMHCS / CHHSB Obligated Group)[1]	5.000	07/01/2033	324,039
1,585,000	Nassau County, NY Local Economic Assistance Corp. (Hispanic Counseling Center)[1]	5.200	12/01/2037	1,571,638
1,055,215,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.644 [3]	06/01/2060	29,176,695
105,975,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.219 [3]	06/01/2046	11,473,913
40,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	6.349 [3]	06/01/2060	962,000
17,100,000	New Rochelle, NY Corp. Local Devel. (70 Nardozzi/City Dept. of Public Works)[1]	5.125	08/01/2050	17,329,482
500,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2035	536,160
850,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000	05/01/2042	904,018
280,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000	04/01/2021	298,035
1,300,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375	12/15/2021	1,406,951
5,060,000	NY Counties Tobacco Trust I1	6.500	06/01/2035	5,062,075
19,230,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	19,236,730
3,130,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	3,140,830
9,025,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	9,154,057
20,000	NY Counties Tobacco Trust III (TASC)[1]	6.000	06/01/2043	20,030
66,335,000	NY Counties Tobacco Trust IV	4.900 [3]	06/01/2050	9,024,877
154,690,000	NY Counties Tobacco Trust IV	5.391 [3]	06/01/2055	10,549,858
608,700,000	NY Counties Tobacco Trust IV	5.822 [3]	06/01/2060	24,317,565
1,790,900,000	NY Counties Tobacco Trust V	6.732 [3]	06/01/2060	57,863,979
248,195,000	NY Counties Tobacco Trust V	6.845 [3]	06/01/2055	17,046,033
3,185,000	NY Counties Tobacco Trust VI1	6.000	06/01/2043	3,494,009
1,195,000	NY Counties Tobacco Trust VI1	6.250	06/01/2025	1,232,738

6        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$3,005,000	NY Counties Tobacco Trust VI1	6.450%	06/01/2040	$3,414,852
1,000,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2036	1,086,710
870,000	NY Counties Tobacco Trust VI (TASC)[1]	5.000	06/01/2041	937,608
3,000,000	NY GO1	5.000	10/01/2037	3,401,700
15,000,000	NY GO1	5.000	04/01/2045	16,895,100
3,955,000	NY MTA[1]	5.000	11/15/2036	4,487,580
25,000,000	NY MTA[4]	5.000	11/15/2036	28,366,507
23,860,000	NY MTA[4]	5.250	11/15/2056	26,512,515
24,700,000	NY MTA (Green Bond)[1]	5.000	11/15/2034	28,311,387
10,345,000	NY MTA (Green Bond)[1]	5.000	11/15/2056	11,410,018
3,570,000	NY MTA (Green Bond)[1]	5.250	11/15/2057	4,065,980
21,000,000	NY MTA (Green Bond)[4]	5.250	11/15/2057	23,917,600
61,130,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	65,273,391
500,000	NY MTA, Series A1	5.000	11/15/2026	564,685
500,000	NY MTA, Series A1	5.000	11/15/2027	564,685
6,800,000	NY MTA, Series A1	5.250	11/15/2038	7,473,608
5,000,000	NY MTA, Series B1	5.000	11/15/2037	5,567,000
5,135,000	NY MTA, Series B1	5.250	11/15/2039	5,733,844
9,000,000	NY MTA, Series B1	5.250	11/15/2055	9,911,880
4,000,000	NY MTA, Series C1	5.000	11/15/2038	4,319,240
18,000,000	NY MTA, Series C-1[1]	5.000	11/15/2031	20,647,800
3,390,000	NY MTA, Series D1	5.000	11/15/2026	3,712,728
27,675,000	NY MTA, Series D1	5.000	11/15/2030	30,083,832
13,665,000	NY MTA, Series D1	5.000	11/15/2031	15,675,121
2,150,000	NY MTA, Series D1	5.000	11/15/2032	2,332,750
10,000,000	NY MTA, Series D1	5.000	11/15/2034	11,364,600
585,000	NY MTA, Series D1	5.250	11/15/2027	673,680
690,000	NY MTA, Series D1	5.250	11/15/2028	794,597
1,100,000	NY MTA, Series D1	5.250	11/15/2030	1,266,749
1,100,000	NY MTA, Series D1	5.250	11/15/2031	1,266,749
1,100,000	NY MTA, Series D1	5.250	11/15/2032	1,266,749
1,100,000	NY MTA, Series D1	5.250	11/15/2033	1,266,749
8,000,000	NY MTA, Series D-1[1]	5.000	11/01/2027	8,738,640
3,500,000	NY MTA, Series D-1[1]	5.000	11/01/2028	3,816,050
10,000,000	NY MTA, Series D-1[1]	5.000	11/15/2033	11,157,800
4,580,000	NY MTA, Series F1	5.000	11/15/2025	5,025,451
36,670,000	NY MTA, Series F1	5.000	11/15/2030	39,861,757
1,350,000	NY MTA, Series H1	5.000	11/15/2025	1,481,301
1,650,000	NY MTA, Series H1	5.000	11/15/2025	1,842,687
940,000	NY MTA, Series H1	5.000	11/15/2033	1,018,763
8,470,000	NY MTA,Series C1	5.000	11/15/2056	9,211,040
400,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	442,704
3,200,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	3,554,272
4,180,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2032	4,820,961
4,350,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	4,999,194
2,790,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2034	3,194,996
5,270,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2035	6,128,852
12,450,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2036	14,156,148

7        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$4,455,000	NY Triborough Bridge & Tunnel Authority[1]	5.000%	11/15/2037	$5,043,996
12,260,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2037	13,880,895
9,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2038	10,281,180
1,515,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2038	1,711,647
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2041	11,172,400
25,870,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2042	29,308,123
3,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2044	3,404,070
20,000,000	NY Triborough Bridge & Tunnel Authority[4]	5.000	11/15/2044	22,693,900
10,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2046	11,320,600
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2046	4,454,680
17,095,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2047	19,177,342
4,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2041	4,281,160
8,000,000	NY Utility Debt Securitization Authority[1]	5.000	12/15/2034	9,128,240
5,000,000	NY Utility Debt Securitization Authority[1]	5.000	12/15/2035	5,686,650
15,000,000	NY Utility Debt Securitization Authority[1]	5.000	12/15/2038	17,201,250
8,500,000	NY Utility Debt Securitization Authority[1]	5.000	12/15/2041	9,689,065
3,000,000	NYC GO1	4.000	10/01/2041	3,054,540
5,000,000	NYC GO1	5.000	08/01/2029	5,410,250
3,000,000	NYC GO1	5.000	08/01/2029	3,276,840
2,500,000	NYC GO1	5.000	10/01/2029	2,739,350
350,000	NYC GO1	5.000	10/01/2030	383,089
3,300,000	NYC GO1	5.000	10/01/2033	3,601,455
10,495,000	NYC GO1	5.000	06/01/2034	11,780,847
10,000,000	NYC GO4	5.000	10/01/2034	10,715,750
1,915,000	NYC GO1	5.000	10/01/2034	2,086,890
10,000,000	NYC GO1	5.000	06/01/2035	11,199,500
3,800,000	NYC GO1	5.000	08/01/2035	4,065,468
1,015,000	NYC GO1	5.000	05/15/2036	1,033,057
325,000	NYC GO1	5.000	05/15/2036	331,370
4,000,000	NYC GO1	5.000	08/01/2038	4,474,480
5,200,000	NYC GO1	5.000	12/01/2038	5,839,756
18,815,000	NYC GO1	5.000	12/01/2041	21,044,013
25,000,000	NYC GO1	5.000	03/01/2044	28,155,750
9,260,000	NYC GO4	5.250	03/01/2021	9,325,179
10,740,000	NYC GO4	5.250	03/01/2021	10,807,971
230,000	NYC GO1	5.250	06/01/2027	230,621
7,040,000	NYC GO1	5.250	10/01/2033	8,262,707
5,000	NYC GO1	5.320 [6]	01/15/2028	5,013
380,000	NYC GO1	5.375	06/01/2032	381,121
2,890,000	NYC GO1	5.500	04/01/2022	2,940,662
65,000	NYC GO1	5.500	04/01/2022	66,156
10,000	NYC GO1	5.500	11/15/2037	10,030
45,000	NYC GO1	6.250	12/15/2031	45,406
5,000	NYC GO1	7.750	08/15/2028	5,109
1,475,000	NYC GO Tender Option Bond Series 2015- XF2142 Trust[7]	13.777 [8]	05/15/2031	1,581,421
875,000	NYC GO Tender Option Bond Series 2015- XF2142-2 Trust[7]	13.787 [8]	05/15/2033	938,184

8        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$5,395,000	NYC GO Tender Option Bond Series 2015- XF2142-3 Trust[7]	13.784%[8]	05/15/2036	$5,777,344
5,030,000	NYC HDC (Multifamily Hsg.)[1]	4.300	11/01/2047	5,128,336
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950	11/01/2039	899,995
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500	11/01/2034	3,134,725
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550	11/01/2039	2,871,851
25,000	NYC HDC (Multifamily Hsg.)[1]	5.550	11/01/2039	25,291
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700	11/01/2046	11,041,368
785,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	784,882
1,065,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	1,064,254
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	22,687,415
240,000	NYC IDA (Community Resource Center for the Developmentally Disabled)[1]	5.250	07/01/2022	240,000
1,255,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,258,238
3,000,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	2,917,650
1,095,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,095,230
2,765,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	2,765,774
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	5,819,962
170,000	NYC IDA (EIISFAC/SFUMP/YAI/AFSFBM/SNP Obligated Group)[1]	4.750	07/01/2020	168,781
1,395,000	NYC IDA (Gourmet Boutique)[1]	10.000	05/01/2021	1,337,428
7,150,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	7,156,506
300,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	300,066
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	9,254,088
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,911,335
10,620,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	10,620,319
255,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650	07/01/2023	255,365
8,100,000	NYC IDA (The Child School)[1]	7.550	06/01/2033	8,134,101
3,015,000	NYC IDA (Therapy & Learning Center)[1]	8.250	09/01/2031	3,020,819
5,000,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)[1]	5.000	07/01/2034	5,395,450
375,000	NYC IDA (World Casing Corp.)[1]	6.700	11/01/2019	375,049
6,800,000	NYC IDA (Yankee Stadium)[1,9]	3.790	03/01/2022	6,842,024
170,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	171,159
270,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2036	270,437
18,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	18,203,085
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	16,832,970
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725	11/01/2037	23,171,782
8,950,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	9,373,961
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	5,545,250
9,655,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	10,724,002
20,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2037	22,617,436
515,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2037	582,398
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	11,308,700
15,440,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	17,394,858

9        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$10,000,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2039	$11,096,800
32,660,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2040	36,951,197
35,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2046	39,186,414
3,115,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2046	3,487,585
6,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2047	6,709,200
20,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2048	22,475,900
1,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2048	1,118,010
7,525,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2040	7,695,140
7,405,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2044	8,063,527
5,485,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2047	6,256,356
21,570,000	NYC Municipal Water Finance Authority[4]	5.375	06/15/2043	23,001,078
31,750,000	NYC Municipal Water Finance Authority[4]	5.500	06/15/2043	33,953,153
700,000	NYC Transitional Finance Authority[1]	5.125	01/15/2034	706,118
650,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	744,555
3,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	3,374,190
12,110,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2031	13,917,539
6,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2034	7,223,710
8,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2034	8,954,560
5,405,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2035	6,025,386
5,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2035	5,667,950
6,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2036	6,661,560
25,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.000	07/15/2037	27,055,125
5,410,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	5,762,570
7,500,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	8,451,525
44,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	49,582,280
4,165,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2043	4,611,488
15,000,000	NYC Transitional Finance Authority (Building Aid)[4]	5.250	07/15/2037	16,162,388
11,165,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2045	12,891,779
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	1,716,609
20,335,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	02/01/2030	22,279,504
12,975,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2031	14,914,503
9,020,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2032	10,346,211
5,180,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2033	5,920,585
15,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	05/01/2034	16,137,075
8,190,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2035	8,812,931
9,850,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2036	11,069,036
3,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2038	3,353,670
16,610,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2039	18,599,878
7,310,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2039	8,208,618
2,388,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2040	2,645,403
34,035,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	05/01/2040	37,814,372
5,695,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2041	6,264,272
30,000,000	NYC Transitional Finance Authority (Future Tax)[4]	5.000	02/01/2043	33,455,500
5,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2043	5,575,900
2,105,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	2,254,476
4,275,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2035	4,569,291
2,500,000	NYC Trust for Cultural Resources (Museum of Modern Art)[1]	4.000	04/01/2031	2,704,300

10        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$6,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000%	11/15/2040	$7,640,359
4,220,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2041	4,708,085
4,500,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2045	4,942,755
13,300,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2046	14,768,453
3,935,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	3,980,489
10,325,000	NYS DA (ALIA-PSCH)[1]	5.350	12/01/2035	10,454,062
4,900,000	NYS DA (ALIA-PSCH)[1]	6.175	12/01/2031	4,928,616
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2027	922,037
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2028	919,827
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2029	463,888
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2030	462,779
500,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	522,345
260,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	271,619
25,000	NYS DA (City University)[1]	5.250	07/01/2030	29,002
115,000	NYS DA (Columbia University)[1]	5.000	10/01/2045	145,205
300,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2034	320,223
200,000	NYS DA (Fordham University)[1]	5.000	07/01/2030	223,990
650,000	NYS DA (Fordham University)[1]	5.000	07/01/2030	749,879
800,000	NYS DA (Fordham University)[1]	5.000	07/01/2031	918,944
750,000	NYS DA (Fordham University)[1]	5.000	07/01/2032	859,650
1,200,000	NYS DA (Fordham University)[1]	5.000	07/01/2041	1,318,596
150,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2034	165,687
2,800,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2040	3,062,640
5,300,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	5,706,722
3,000,000	NYS DA (Iona College)[1]	5.000	07/01/2032	3,186,930
16,140,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.500	12/01/2047	15,817,200
10,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	10,025
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2029	875,403
5,570,000	NYS DA (Montefiore Medical Center)[1]	4.000	08/01/2036	5,583,257
2,050,000	NYS DA (Montefiore Medical Center)[1]	4.000	08/01/2037	2,039,176
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,065,110
2,100,000	NYS DA (New School)[1]	5.000	07/01/2040	2,295,657
1,515,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[1]	5.000	05/01/2033	1,684,165
11,500,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)[1]	5.250	05/01/2034	12,447,370
2,475,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	2,717,971
5,000,000	NYS DA (NYU)[1]	4.000	07/01/2036	5,202,100
10,115,000	NYS DA (NYU)[1]	4.000	07/01/2037	10,495,324
2,500,000	NYS DA (NYU)[1]	5.000	07/01/2035	2,837,700
1,680,000	NYS DA (NYU)[1]	5.000	07/01/2038	1,920,828
5,890,000	NYS DA (NYU)[1]	5.000	07/01/2045	6,551,211

11        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$3,200,000	NYS DA (Orange Regional Medical Center)[1]	5.000%	12/01/2029	$3,558,432
1,900,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2030	2,105,333
1,200,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2032	1,322,160
1,700,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2033	1,866,430
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2035	1,417,182
800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2036	869,032
800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2037	865,352
1,000,000	NYS DA (Pratt Institute)[1]	5.000	07/01/2034	1,095,960
500,000	NYS DA (Pratt Institute)[1]	5.000	07/01/2046	548,350
39,540,000	NYS DA (Sales Tax)[4]	5.000	03/15/2033	45,095,438
6,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2034	6,865,920
39,995,000	NYS DA (Sales Tax)[4]	5.000	03/15/2035	45,311,604
6,850,000	NYS DA (Sales Tax)[1]	5.000	03/15/2038	7,729,677
30,000,000	NYS DA (Sales Tax)[4]	5.000	03/15/2038	33,852,700
2,970,000	NYS DA (Sales Tax)[1]	5.000	03/15/2041	3,337,419
43,330,000	NYS DA (Sales Tax)[1]	5.000	03/15/2044	49,043,494
5,035,000	NYS DA (School District Bond Financing Program), Series A1	5.000	08/01/2034	5,614,025
6,695,000	NYS DA (School District Bond Financing Program), Series A1	5.000	08/01/2035	7,435,601
245,000	NYS DA (Siena College)[1]	5.125	07/01/2039	250,882
270,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	297,246
20,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	22,094
5,600,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	6,068,384
400,000	NYS DA (St. John’s University)[1]	5.000	07/01/2034	443,364
41,000,000	NYS DA (St. Mary’s Hospital for Children)[1]	7.875	11/15/2041	42,797,030
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	11,277,800
8,750,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	10,015,600
23,435,000	NYS DA (State Personal Income Tax Authority)[4]	5.000	02/15/2033	26,592,342
15,915,000	NYS DA (State Personal Income Tax Authority)[4]	5.000	03/15/2034	16,876,528
19,490,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2036	22,115,303
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	5,590,000
2,145,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2037	2,413,039
9,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2038	10,124,640
27,995,000	NYS DA (State Personal Income Tax Authority)[4]	5.000	02/15/2040	31,186,644
11,710,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2042	12,837,673
1,585,000	NYS DA (State University of New York)[1]	5.000	07/01/2035	1,658,940
3,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2040	3,128,370
4,000,000	NYS DA (State University of New York)[1]	5.000	07/01/2045	4,428,520
22,500,000	NYS DA (State University of New York)[1]	5.000	07/01/2048	24,982,425
2,875,000	NYS DA (TCUS/TCO/TU/TUNV/NYMC Obligated Group)[1]	5.000	01/01/2033	3,132,370
4,045,000	NYS DA (TCUS/TCO/TU/TUNV/NYMC Obligated Group)[1]	5.000	01/01/2038	4,345,139
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	5,325,674
5,050,000	NYS DA (The New School)[1]	4.000	07/01/2043	5,070,907
1,545,000	NYS DA (The New School)[1]	5.000	07/01/2030	1,755,908
4,395,000	NYS DA (The New School)[1]	5.000	07/01/2031	4,672,764
3,490,000	NYS DA (The New School)[1]	5.000	07/01/2035	3,899,133

12        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$2,490,000	NYS DA (The New School)[1]	5.000%	07/01/2036	$2,772,416
3,735,000	NYS DA (The New School)[1]	5.000	07/01/2037	4,141,629
2,905,000	NYS DA (The New School)[1]	5.000	07/01/2041	3,203,721
6,330,000	NYS DA (The New School)[1]	5.000	07/01/2046	6,966,671
4,375,000	NYS DA (Touro College and University System)[1]	5.500	01/01/2039	4,767,262
5,135,000	NYS DA (Touro College and University System)[1]	5.500	01/01/2044	5,581,591
20,000	NYS DA (UCPHCA / Jawonio / FRC / CPW / UCPANYS / UCP Obligated Group)[1]	5.000	07/01/2034	20,050
25,010,000	NYS DA (United Cerebral Palsy Assoc. of NYS)[1]	5.375	09/01/2050	25,018,253
7,540,000	NYS DA (United Cerebral Palsy Assoc. of Putnam & Southern Dutchess Counties)[1]	5.375	10/01/2042	7,494,609
135,000	NYS DA (University of Rochester)[1]	5.750 [6]	07/01/2039	138,752
865,000	NYS DA (University of Rochester)[1]	5.750 [6]	07/01/2039	889,756
615,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2034	631,839
100,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2034	102,738
2,785,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2034	2,813,407
5,220,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2038	5,248,971
1,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2032	1,148,460
20,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[4]	5.000	06/15/2047	22,585,150
5,000,000	NYS EFC (Green Bond)[1]	5.000	08/15/2047	5,657,000
19,030,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2046	21,505,042
3,080,000	NYS HFA (Affordable Hsg.)[1]	4.000	05/01/2047	3,101,375
2,295,000	NYS HFA (Affordable Hsg.)[1]	4.150	05/01/2048	2,315,816
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000	11/01/2042	2,034,580
585,000	NYS HFA (Affordable Hsg.)[1]	5.200	11/01/2030	585,749
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2038	2,366,916
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450	11/01/2045	10,194,561
1,080,000	NYS HFA (Affordable Hsg.)[1]	6.450	11/01/2029	1,083,823
150,000	NYS HFA (Affordable Hsg.)[1]	6.750	11/01/2038	150,531
850,000	NYS HFA (Friendship)[1]	5.100	08/15/2041	850,620
925,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	925,657
145,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000	02/15/2039	145,471
125,000	NYS HFA (Horizons at Wawayanda)[1]	5.150	11/01/2040	125,112
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375	02/15/2035	2,082,163
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650	02/15/2034	1,712,206
310,000	NYS HFA (Tiffany Gardens)[1]	5.125	08/15/2037	310,933
7,340,000	NYS HFA, Series C1	4.000	11/01/2046	7,339,633
7,150,000	NYS Liberty Devel. Corp. (1 World Trade Center Port Authority)[1]	5.000	12/15/2041	7,680,673
1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000	11/15/2031	1,076,420
20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	21,995,200
62,345,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[4]	5.625	01/15/2046	65,125,208
37,165,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250	10/01/2035	45,229,805

13        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$10,375,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.500%	10/01/2037	$12,972,070
15,000,000	NYS Liberty Devel. Corp. (One Bryant Park)[4]	5.125	01/15/2044	15,493,275
30,000	NYS Power Authority[1]	4.500	11/15/2047	30,059
16,700,000	NYS Power Authority[1]	5.000	11/15/2047	16,738,243
1,480,000	NYS Thruway Authority[1]	5.000	01/01/2031	1,716,119
7,650,000	NYS Thruway Authority[1]	5.000	01/01/2032	8,260,011
1,055,000	NYS Thruway Authority[1]	5.000	01/01/2032	1,216,869
1,055,000	NYS Thruway Authority[1]	5.000	01/01/2033	1,211,383
1,860,000	NYS Thruway Authority[1]	5.000	01/01/2034	2,127,673
2,115,000	NYS Thruway Authority[1]	5.000	01/01/2035	2,410,296
37,465,000	NYS Thruway Authority[1]	5.000	01/01/2046	41,007,690
33,695,000	NYS Thruway Authority[1]	5.250	01/01/2056	37,415,939
2,000,000	NYS Thruway Authority Highway & Bridge Trust Fund[1]	5.000	04/01/2029	2,181,160
11,600,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000	07/01/2035	11,766,112
3,500,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000	07/01/2036	3,541,090
36,250,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2041	38,340,537
30,345,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2046	32,014,885
79,650,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.250	01/01/2050	84,880,615
8,000,000	NYS Transportation Devel. Corp. (Delta Air Lines/ LaGuardia Airport Terminals)[1]	5.000	01/01/2030	8,940,640
5,000,000	NYS Transportation Devel. Corp. (Delta Air Lines/ LaGuardia Airport Terminals)[1]	5.000	01/01/2032	5,537,900
5,565,000	NYS Transportation Devel. Corp. (Delta Air Lines/ LaGuardia Airport Terminals)[1]	5.000	01/01/2034	6,117,716
5,000,000	NYS Transportation Devel. Corp. (Delta Air Lines/ LaGuardia Airport Terminals)[1]	5.000	01/01/2036	5,455,700
5,375,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000	07/01/2037	5,424,235
2,860,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2027	3,315,998
4,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2035	4,499,400
10,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2035	11,226,600
5,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2036	5,679,050
19,200,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2037	21,711,936
18,040,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2041	20,266,316
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125	03/01/2030	1,199,469
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125	03/01/2037	1,128,012
1,300,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2033	1,448,525
840,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2034	932,669
1,150,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2037	1,251,959

14        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$650,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000%	05/01/2040	$703,671
1,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2032	1,056,880
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375	07/01/2040	2,076,700
3,465,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.250	12/01/2041	3,750,828
1,320,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2037	1,375,704
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2042	1,490,463
1,410,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2021	1,413,187
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2026	6,347,408
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375	12/01/2026	2,239,381
3,205,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2030	3,256,024
2,000,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2035	2,002,340
8,065,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2045	7,866,601
10,805,000	Oyster Bay, NY GO1	3.250	02/01/2031	10,493,708
5,000,000	Oyster Bay, NY GO1	3.250	02/01/2032	4,810,700
9,585,000	Oyster Bay, NY GO1	4.000	02/01/2033	9,811,110
26,615,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	27,692,109
32,175,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	33,479,696
1,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.000	12/01/2036	1,083,820
345,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	361,239
10,300,000	Port Authority NY/NJ (KIAC)[1,2]	6.750	10/01/2019	10,740,016
15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000	10/15/2031	15,777,666
21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000	01/15/2041	22,738,274
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250	07/15/2036	16,019,325
2,720,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2036	2,903,627
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2034	428,708
8,340,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2033	9,206,109
9,170,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2034	10,106,440
7,000,000	Port Authority NY/NJ, 197th Series[1]	5.000	11/15/2035	7,820,190
5,550,000	Port Authority NY/NJ, 197th Series[1]	5.000	11/15/2036	6,179,370
10,000,000	Port Authority NY/NJ, 197th Series[1]	5.000	11/15/2041	11,014,700
28,000,000	Port Authority NY/NJ, 198th Series[4]	5.250	11/15/2056	31,689,752
3,000,000	Port Authority NY/NJ, 200th Series[1]	5.000	10/15/2047	3,362,460
10,000,000	Port Authority NY/NJ, 207th Series[1]	4.000	03/15/2035	10,261,400

15        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$4,020,000	Port Authority NY/NJ, 207th Series[1]	4.000%	09/15/2043	$4,045,125
1,700,000	Port Authority NY/NJ, 211th Series[1]	4.000	09/01/2038	1,756,236
12,475,000	Port Authority NY/NJ, 211th Series[1]	5.000	09/01/2048	14,187,568
20,250,000	Port Authority NY/NJ, 331st Series Floaters[4]	5.000	07/15/2039	21,134,994
100,000	Poughkeepsie, NY GO1	4.400	06/01/2024	100,180
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,761,281
2,525,000	Ramapo, NY Local Devel. Corp.[1]	5.000	03/15/2033	2,586,635
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,502,475
1,000,000	Riverhead, NY IDA (Riverhead Charter School)[1]	7.000	08/01/2048	1,097,800
50,000	Rochester, NY GO1	4.000	10/01/2021	50,077
765,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900	07/01/2021	760,487
3,515,000	Saratoga County, NY Capital Resource Corp. (Skidmore College)[1]	5.000	07/01/2048	3,916,343
10,720,000	Schenectady County, NY Capital Resource Corp. (Union College)[1]	5.000	01/01/2047	11,854,605
1,510,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000	09/01/2041	1,608,784
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375	09/01/2041	5,140,240
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000	09/01/2034	570,211
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	3,837,105
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	1,397,875
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	1,476,936
540,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2036	604,627
205,000	Suffern, NY GO1	5.000	03/15/2020	212,562
11,405,000	Suffolk County, NY Economic Devel. Corp. (CHSLI / CHFTEH / SANC / SAR / SJRNC / SJR / VMNRC / VMHCS / CHHSB / CHS / SCOSMC Obligated Group)[1]	5.000	07/01/2028	12,185,216
650,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	655,220
4,200,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375	12/01/2040	4,394,208
135,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	135,022
680,000	Suffolk County, NY IDA (ALIA-ACLD)[1,2]	5.950	10/01/2021	680,571
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	846,293
935,000	Suffolk County, NY IDA (ALIA-DDI)[1,2]	5.950	10/01/2021	935,785
265,000	Suffolk County, NY IDA (ALIA-FREE)[1,2]	5.950	10/01/2021	265,223
190,000	Suffolk County, NY IDA (ALIA-IGHL)[1,2]	5.950	10/01/2021	190,160
270,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	267,481
285,000	Suffolk County, NY IDA (ALIA-IGHL)[1,2]	6.000	10/01/2031	285,006

16        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$205,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950%	11/01/2022	$202,503
635,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1,2]	5.950	10/01/2021	635,533
190,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	191,763
15,000	Suffolk County, NY IDA (DDI)[1]	6.000	12/01/2019	15,002
46,745	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	45,109
55,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	12/01/2019	55,009
55,000	Suffolk County, NY IDA (Independent Group Home Living)[1,2]	6.000	10/01/2020	54,888
16,055,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	16,059,495
335,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000	12/01/2019	335,054
210,000	Suffolk County, NY IDA (WORCA)[1,2]	6.000	10/01/2020	210,210
69,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625 [6]	06/01/2044	72,607,301
227,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996 [3]	06/01/2048	21,131,100
5,760,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350	11/01/2049	5,272,762
40,865,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350	11/01/2049	37,408,230
3,780,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350	11/01/2049	3,460,250
5,830,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350	11/01/2049	5,336,840
13,865,000	Sullivan County, NY Infrastructure (Adelaar)[1]	5.350	11/01/2049	12,692,160
1,500,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2028	1,645,860
1,825,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2029	1,982,972
2,000,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2030	2,166,500
2,000,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2031	2,155,940
6,250,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2032	6,716,750
14,400,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2033	15,437,808
10,050,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2034	10,748,073
16,100,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2035	17,155,355
3,800,000	Syracuse, NY IDA (Carousel Center)[1]	5.000	01/01/2036	4,036,816
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	23,460,424
945,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.125	09/01/2040	982,772
4,520,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2044	4,761,594
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125	11/01/2041	1,779,968
990,000	Westchester County, NY IDA (Clearview School)[1]	7.250	01/01/2035	985,169
2,165,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000	06/01/2030	2,170,586
2,190,000	Westchester County, NY Local Devel. Corp. (Sarah Lawrence College)[1]	4.000	06/01/2031	2,183,430
1,500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)[1]	5.000	06/01/2030	1,490,730
18,410,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)[1]	5.000	11/01/2046	19,372,475

17        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,215,000	Yonkers, NY Parking Authority[1]	6.000%	06/15/2024	$1,211,404

				4,673,007,360

U.S. Possessions—19.7%
24,895,000	Employees Retirement System of the Government of the Commonwealth of Puerto Rico	6.150	07/01/2038	7,997,519
1,830,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2022	1,989,924
3,840,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2023	4,246,502
1,735,000	Guam Government Waterworks Authority & Wastewater System[1]	5.250	07/01/2025	1,916,967
345,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	346,673
1,230,000	Guam Power Authority, Series A1	5.000	10/01/2023	1,351,204
1,560,000	Guam Power Authority, Series A1	5.000	10/01/2024	1,711,211
2,790,000	Guam Power Authority, Series A1	5.000	10/01/2030	3,047,098
935,000	Northern Mariana Islands Commonwealth, Series A2	5.000	10/01/2022	909,287
18,375,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2030	17,410,312
5,930,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	5,589,025
49,000,000	Puerto Rico Aqueduct & Sewer Authority, AGC	5.125	07/01/2047	49,875,140
1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,491,125
25,135,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	24,286,694
22,680,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [6]	07/01/2024	21,971,250
3,244,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.622 [3]	05/15/2057	131,774,577
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.372 [3]	05/15/2057	97,474,272
2,000,000	Puerto Rico Commonwealth GO5	5.000	07/01/2033	1,185,000
2,200,000	Puerto Rico Commonwealth GO5	5.250	07/01/2026	1,303,500
2,500,000	Puerto Rico Commonwealth GO5	5.250	07/01/2032	1,481,250
5,000,000	Puerto Rico Commonwealth GO5	5.375	07/01/2033	2,962,500
42,700,000	Puerto Rico Commonwealth GO5	5.500	07/01/2032	25,299,750
3,205,000	Puerto Rico Commonwealth GO5	5.625	07/01/2033	1,858,900
25,000,000	Puerto Rico Commonwealth GO5	5.750	07/01/2036	14,500,000
770,000	Puerto Rico Commonwealth GO5	5.875	07/01/2036	456,225
1,000,000	Puerto Rico Commonwealth GO5	6.000	07/01/2028	580,000
1,270,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2028	1,308,735
2,700,000	Puerto Rico Commonwealth GO5	6.000	07/01/2035	1,566,000
390,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	231,075
3,670,000	Puerto Rico Commonwealth GO5	6.000	07/01/2040	2,128,600
1,866,384	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	1,264,475
1,866,385	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	1,264,476
1,967,211	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	1,332,785
1,967,211	Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	1,332,785
655,737	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	444,262
655,738	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	444,263
1,095,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2042	719,963
510,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	512,091
6,320,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2032	4,155,400

18        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$3,700,000	Puerto Rico Electric Power Authority, Series WW5	5.000%	07/01/2028	$2,432,750
7,000,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2040	4,602,500
7,590,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2025	4,990,425
9,515,000	Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2028	1,355,887
4,945,000	Puerto Rico Highway & Transportation Authority[5]	5.300	07/01/2035	3,004,087
270,000	Puerto Rico Highway & Transportation Authority[5]	5.750	07/01/2020	38,475
8,980,000	Puerto Rico Highway & Transportation Authority, Series G5	5.000	07/01/2033	2,200,100
1,840,000	Puerto Rico Highway & Transportation Authority, Series G5	5.000	07/01/2042	450,800
1,120,000	Puerto Rico Highway & Transportation Authority, Series H5	5.450	07/01/2035	274,400
6,500,000	Puerto Rico Highway & Transportation Authority, Series K5	5.000	07/01/2027	1,592,500
1,145,000	Puerto Rico Highway & Transportation Authority, Series K5	5.000	07/01/2030	280,525
2,600,000	Puerto Rico Highway & Transportation Authority, Series L, NPFGC[1]	5.250	07/01/2023	2,768,558
915,000	Puerto Rico Highway & Transportation Authority, Series L, FGIC[10]	5.250	07/01/2030	711,412
78,610,000	Puerto Rico Highway & Transportation Authority, Series M5	5.000	07/01/2046	19,259,450
3,190,000	Puerto Rico Highway & Transportation Authority, Series N, NPFGC[1]	5.250	07/01/2032	3,434,194
25,255,000	Puerto Rico Infrastructure[11]	5.000	07/01/2031	5,366,687
17,490,000	Puerto Rico Infrastructure[11]	5.000	07/01/2037	3,716,625
675,000	Puerto Rico Infrastructure[5]	5.000	07/01/2037	143,437
141,985,000	Puerto Rico Infrastructure[5]	5.000	07/01/2041	30,171,812
41,740,000	Puerto Rico Infrastructure[11]	5.000	07/01/2046	8,869,750
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.500	10/01/2037	340,200
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	5,609,363
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	805,000
685,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	12/01/2021	685,110
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	1,080,000
780,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	761,475
650,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2031	661,765
3,545,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700	05/01/2024	1,444,871
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2042	175,250
5,490,000	Puerto Rico ITEMECF (University Plaza), NPFGC	5.000	07/01/2033	5,496,368
80,355,000	Puerto Rico Public Buildings Authority[11]	5.000	07/01/2036	48,413,888
7,500,000	Puerto Rico Public Buildings Authority[11]	5.000	07/01/2037	4,518,750
18,585,000	Puerto Rico Public Buildings Authority[5]	5.250	07/01/2029	11,197,462
11,570,000	Puerto Rico Public Buildings Authority[11]	5.250	07/01/2033	6,970,925
9,450,000	Puerto Rico Public Buildings Authority[5]	5.375	07/01/2033	5,693,625
850,000	Puerto Rico Public Buildings Authority[5]	5.500	07/01/2037	512,125
31,050,000	Puerto Rico Public Buildings Authority[5]	6.000	07/01/2041	18,280,688
4,400,000	Puerto Rico Public Buildings Authority[11]	6.500	07/01/2030	2,656,500

19        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$7,500,000	Puerto Rico Public Buildings Authority[11]	6.750%	07/01/2036	$ 4,528,125
11,810,000	Puerto Rico Public Finance Corp., Series B11	5.500	08/01/2031	723,363
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2024	1,541,525
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2043	733,825
94,445,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250	08/01/2057	79,569,913
75,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2037	36,938
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.499 [3]	08/01/2042	8,864,400
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A5	6.500	08/01/2044	4,040,963
129,035,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.567 [3]	08/01/2043	36,227,867
16,265,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.658 [3]	08/01/2041	5,058,252
9,370,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.718 [3]	08/01/2045	2,375,201
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A5	7.886 [3]	08/01/2034	2,119,545
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[5]	5.250	08/01/2043	4,925,000
9,985,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.250	08/01/2041	4,917,613
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.375	08/01/2036	1,970,000
74,245,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750	08/01/2057	62,551,413
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.000	08/01/2039	714,125
250,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.000	08/01/2042	123,125
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C5	6.750 [6]	08/01/2032	19,438,975
4,525,000	University of Puerto Rico	5.000	06/01/2026	4,119,379
7,280,000	University of Puerto Rico, Series P	5.000	06/01/2030	6,624,800
24,375,000	University of Puerto Rico, Series Q	5.000	06/01/2030	22,181,250
67,190,000	University of Puerto Rico, Series Q	5.000	06/01/2036	61,142,900
1,500,000	V.I. Public Finance Authority[1]	5.000	09/01/2033	1,563,990
2,180,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2032	2,330,355
10,920,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2029	11,400,808
2,555,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2032	2,731,218

				1,003,243,422

Total Municipal Bonds and Notes (Cost $6,281,550,616)				5,676,250,782

Shares
Common Stock—0.1%
1,401	CMS Liquidating Trust[12,13,14] (Cost $4,483,200)			4,062,900
Total Investments, at Value (Cost $6,286,033,816)—111.4%				5,680,313,682
Net Other Assets (Liabilities)—(11.4)				(580,655,313)

Net Assets—100.0%				$ 5,099,658,369

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

20        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Footnotes to Statement of Investments (Continued)

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See Note 3 of the accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See Note 3 of the accompanying Notes.

9. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

11. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

12. Non-income producing security.

13. Received as a result of a corporate action.

14. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
AFSFBM	Advocates for Services for the Blind Multihandicapped
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CathHS	Catholic Health System
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHSB	Catholic Home Health Services of Broward
CHS	Catholic Health Services
CHSLI	Catholic Health Services of Long Island
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CRV	Crystal Run Village
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
EIISFAC	Eden II School for Autistic Children
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
FREE	Family Residences and Essential Enterprises
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.

21        OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMHosp	Kenmore Mercy Hospital
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYMC	New York Medical College
NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
SANC	St. Anne’s Nursing Center
SAR	St. Anne’s Residence
SCOSMC	St. Catherine of Siena Medical Center
SFUMP	Services for the Underserved - MR Programs
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SNP	Special Needs Program
SOCHOB	Sisters of Charity Hospital of Buffalo
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TCO	Touro College
TCUS	Touro College & University System
TFABs	Tobacco Flexible Amortization Bonds
TU	Touro University
TUNV	The University Financing Foundation
UBF	University of Buffalo Foundation
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCA	United Cerebral Palsy Assoc. and Handicapped Children’s Assoc.
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Development Corporation
V.I.	United States Virgin Islands

22        OPPENHEIMER ROCHESTER FUND MUNICIPALS

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

VBHosp	Vassar Brothers Hospital
VMHCS	Villa Maria Health Care Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

23        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS September 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades

24        OPPENHEIMER ROCHESTER FUND MUNICIPALS

2. Securities Valuation (Continued)

may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

25        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

    assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,673,007,360	$—	$4,673,007,360
U.S. Possessions	—	1,003,243,422	—	1,003,243,422
Common Stock	—	—	4,062,900	4,062,900

Total Assets	$—	$5,676,250,782	$4,062,900	$5,680,313,682

    Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

    For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

    An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal

26        OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

    The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All

27        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the

28        OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $112,735,000.

    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $892,804,572 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $510,380,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 13,250,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0550 Trust	7.908%	2/15/42	$16,355,800
5,000,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2018-XF2569 Trust	13.937	6/15/48	7,475,900
7,000,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF0564 Trust	11.634	11/15/57	9,917,600
8,335,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF0572 Trust	10.850	11/15/36	11,701,507
7,955,000	NY MTA (Green Bond) Tender Option Bond Series 2017-XF0583 Trust	11.510	11/15/56	10,607,515
5,000,000	NY Triborough Bridge & Tunnel Authority Tender Option Bond Series 2018-XF2587 Trust	14.175	11/15/44	7,693,900
2,500,000	NYC GO Tender Option Bond Series 2015 XF-2040 Trust[3]	13.626	10/1/34	3,215,750
5,000,000	NYC GO Tender Option Bond Series 2015-XF2103 Trust	14.638	3/1/21	5,133,150
710,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-2 Trust	15.760	11/1/39	741,851

29        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,730,000	NYC HDC, Series C-1 Tender Option Bond Series 2014-XF0009-3 Trust	16.360%	11/1/46	$2,861,368
775,000	NYC HDC, Series C-1 Tender Option Bond Series 2015-XF0009 Trust	15.520	11/1/34	819,725
7,935,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF0238 Trust	15.820	6/15/19	10,138,153
5,395,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2141 Trust[3]	15.137	6/15/43	6,826,078
17,500,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2017-XF0588 Trust	8.280	6/15/46	21,686,350
10,000,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2017-XF0588 Trust	7.950	6/15/37	12,617,500
3,750,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2156 Trust[3]	14.799	7/15/37	4,912,387
6,250,000	NYC Transitional Finance Authority (Building Aid) Tender Option Bond Series 2015-XF2157 Trust[3]	13.787	7/15/37	8,305,125
7,500,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2038 Trust[3]	7.903	5/1/34	8,637,075
10,170,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2039 Trust[3]	7.902	2/1/30	12,114,504
17,015,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2474 Trust	7.959	5/1/40	20,794,372
10,000,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2017-XF0566 Trust	12.236	2/1/43	13,455,500
19,770,000	NYS DA (Sales Tax) Tender Option Bond Series 2016-XF0529-1 Trust	7.959	3/15/33	25,325,172
19,995,000	NYS DA (Sales Tax) Tender Option Bond Series 2016-XF0529-2 Trust	7.960	3/15/35	25,311,870
10,000,000	NYS DA (Sales Tax) Tender Option Bond Series 2017-XF0567 Trust	10.876	3/15/38	13,852,700
11,715,000	NYS DA (State Personal Income Tax Authority) Tender Option Bond Series 2017-XF2475 Trust	7.960	2/15/33	14,872,427
13,995,000	NYS DA (State Personal Income Tax Authority) Tender Option Bond Series 2017-XF2475-2 Trust	7.959	2/15/40	17,186,560
3,980,000	NYS DA Tender Option Bond Series 2015-XF2042 Trust[3]	13.623	3/15/34	4,941,528
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds) Tender Option Bond Series 2018-XF2586 Trust	13.996	6/15/47	7,585,150
3,410,000	NYS HFA Tender Option Bond Series 2015-XF2134 Trust[3]	12.149	11/1/45	3,384,561
7,500,000	NYS Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) Tender Option Bond Series 2015-XF2153 Trust[3]	8.221	1/15/44	7,993,275
15,585,000	NYS Liberty Devel. Corp. (One Bryant Park) Tender Option Bond Series 2015-XF2107 Trust	16.156	1/15/46	18,365,208
5,060,000	Port Authority NY/NJ, 163rd Series Tender Option Bond Series 2015-XF0237 Trust	13.798	1/15/19	5,944,994

30        OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 10,755,000	Port Authority NY/NJ, 166th Series Tender Option Bond Series 2016-XF2211 Trust	7.910%	1/15/41	$11,978,274
9,335,000	Port Authority NY/NJ, 198th Series Tender Option Bond Series 2017-XF0565 Trust	11.633	11/15/56	13,024,752
7,500,000	Port Authority NY/NJ, 3249th Series Tender Option Bond Series 2015 XF-2025 Trust[3]	8.409	7/15/36	8,519,325
7,650,000	Port Authority NY/NJ, 3264th Series Tender Option Bond Series 2015 XF-2028 Trust[3]	7.903	10/15/31	8,127,666

				$382,424,572

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $510,350,000 period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do

31        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$887,361
Sold securities	14,493,501

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment

    In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create

32        OPPENHEIMER ROCHESTER FUND MUNICIPALS

3. Investments and Risks (Continued)

uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$642,578,113
Market Value	$354,372,699
Market Value as % of Net Assets	6.95%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the

33        OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

34        OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer

Date: 11/16/2018